Accounts payable, and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 39,245	$ 22,085
Accrued compensation and benefits	25,238	20,409
Accrued payroll taxes on share-based compensation	3,594	5,689
Acquisition-related payables	5,527	13,792
Other	4,703	3,077
Total accounts payable and accrued liabilities	$ 78,307	$ 65,052